Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
Year	Summary Compensation Table Total for Thomas L. Deitrich $	Compensation Actually Paid to Thomas L. Deitrich(1)(2)(7) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)(7) $	Year-end value of $100 invested on 12/31/2019 in:
					ITRI $	Peer Group(4) $	Net income (loss) attributable to Itron, Inc. (in millions)(5) $	Adj. EBITDA (in millions)(6) $
2023	6,167,366	14,985,547	1,720,203	3,053,689	89.95	81.82	96.9	225.6
2022	3,902,881	2,219,992	1,168,312	718,317	60.33	73.66	-9.7	95.1
2021	4,540,331	1,543,572	1,712,738	1,006,326	81.62	141.30	-81.3	115.2
2020	3,638,204	3,850,288	1,311,769	1,094,823	114.23	121.61	-58.0	178.4
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2023 to calculate Compensation Actually Paid include:
	2023
	Thomas L. Deitrich	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,167,366	1,720,203
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,746,266)	$(739,710)
Year-end fair value of unvested awards granted in the current year	$8,863,773	$1,440,179
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,043,772	$488,168
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$656,902	$144,849
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—
Total Adjustments for Equity Awards	$8,818,181	$1,333,486
Compensation Actually Paid (as calculated)	$14,985,547	$3,053,689
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.

(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Hooper, Joan S.; Reeves, Donald L.; Marcolini, John F.; Patrick, Justin K.:
2022: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Marcolini, John F.
2021: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah E.
2020: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah E.
(4)	Years 2023 and 2022 reflects the same peer group as disclosed in our 2023 and 2022 Form 10-Ks, and years 2021 and 2020 reflect the prior peer group as disclosed in the 2021 and 2020 Form 10-Ks.
2023: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.
2022: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.
2021: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
2020: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
Peer group TSR represents the weighted peer group TSR, weighted according to respective companies' stock market capitalization at the beginning of each period for which a return is indicated.
(5)	Amounts represent net income (loss) attributable to Itron, Inc. reflected in the Company’s audited financial statements for the applicable year.
(6)
In the Company’s assessment, Adjusted EBITDA represents the most important financial performance measure (not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to the NEOs to Company performance for the most recently completed fiscal year. We define Adjusted EBITDA as net income (loss) (a) minus interest income, (b) plus interest expense, depreciation and amortization, restructuring, loss on sale of businesses, strategic initiative expenses, software project impairment, Russian currency translation write-off, goodwill impairment, acquisition and integration related expenses, and (c) excluding income tax provision or benefit.

(7)	Compensation Actually Paid for 2020, 2021 and 2022 as reflected in last year’s disclosure has been adjusted to incorporate an additional vesting tranche identified for the 2020 RSU grants.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: Hooper, Joan S.; Reeves, Donald L.; Marcolini, John F.; Patrick, Justin K.:
2022: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Marcolini, John F.
2021: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah E.
2020: Hooper, Joan S.; Cadieux, Michel C.; Reeves, Donald L.; Hlavinka, Sarah E.

Peer Group Issuers, Footnote
(4)	Years 2023 and 2022 reflects the same peer group as disclosed in our 2023 and 2022 Form 10-Ks, and years 2021 and 2020 reflect the prior peer group as disclosed in the 2021 and 2020 Form 10-Ks.
2023: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.
2022: LM Ericsson Telephone Company; Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.
2021: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
2020: Xylem Inc.; Landis+Gyr Group AG; Mueller Water Products, Inc.; Badger Meter, Inc.
Peer group TSR represents the weighted peer group TSR, weighted according to respective companies' stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 6,167,366	$ 3,902,881	$ 4,540,331	$ 3,638,204
PEO Actually Paid Compensation Amount	$ 14,985,547	2,219,992	1,543,572	3,850,288
Adjustment To PEO Compensation, Footnote
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2023 to calculate Compensation Actually Paid include:
	2023
	Thomas L. Deitrich	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,167,366	1,720,203
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,746,266)	$(739,710)
Year-end fair value of unvested awards granted in the current year	$8,863,773	$1,440,179
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,043,772	$488,168
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$656,902	$144,849
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—
Total Adjustments for Equity Awards	$8,818,181	$1,333,486
Compensation Actually Paid (as calculated)	$14,985,547	$3,053,689

Non-PEO NEO Average Total Compensation Amount	$ 1,720,203	1,168,312	1,712,738	1,311,769
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,053,689	718,317	1,006,326	1,094,823
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2023 to calculate Compensation Actually Paid include:
	2023
	Thomas L. Deitrich	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,167,366	1,720,203
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(3,746,266)	$(739,710)
Year-end fair value of unvested awards granted in the current year	$8,863,773	$1,440,179
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$3,043,772	$488,168
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$656,902	$144,849
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—
Total Adjustments for Equity Awards	$8,818,181	$1,333,486
Compensation Actually Paid (as calculated)	$14,985,547	$3,053,689

Equity Valuation Assumption Difference, Footnote
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net income (loss) attributable to Itron, Inc.; and
•	the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Net Income
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net income (loss) attributable to Itron, Inc.; and
•	the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net income (loss) attributable to Itron, Inc.; and
•	the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Descriptions of the Information Presented in the Pay Versus Performance Table
The illustrations below compare CAP and the following measures:
•	the Company’s cumulative TSR and the peer group’s cumulative TSR;
•	the Company’s Net income (loss) attributable to Itron, Inc.; and
•	the Company’s Adjusted EBITDA.

Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP to Company performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed under “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in this proxy statement.
Performance Measures
Adjusted EBITDA
Revenue
Non-GAAP diluted EPS

Total Shareholder Return Amount	$ 89.95	60.33	81.62	114.23
Peer Group Total Shareholder Return Amount	81.82	73.66	141.3	121.61
Net Income (Loss)	$ 96,900,000	$ (9,700,000)	$ (81,300,000)	$ (58,000,000)
Company Selected Measure Amount	225,600,000	95,100,000	115,200,000	178,400,000
PEO Name	Thomas L. Deitrich	Thomas L. Deitrich	Thomas L. Deitrich	Thomas L. Deitrich
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP diluted EPS
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amount Added for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amount Added for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,818,181
PEO | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,746,266)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,863,773
PEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,043,772
PEO | Fair Values at Vest Date for Awards Granted And Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	656,902
PEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amount Added for Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amount Added for Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,333,486
Non-PEO NEO | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(739,710)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,440,179
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,168
Non-PEO NEO | Fair Values at Vest Date for Awards Granted And Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,849
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0